PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9.PROPERTY, PLANT AND EQUIPMENT

	Weighted Average
December 31,	Depreciation Rate	2015	2014
(millions of Canadian dollars)
Liquids Pipelines1,2
Pipeline	2.9%	6,356	12,515
Pumping equipment, buildings, tanks and other	3.8%	1,464	7,715
Land and right-of-way	1.9%	228	520
Under construction	-	754	5,578
		8,802	26,328
Accumulated depreciation		(1,200)	(4,312)
		7,602	22,016
Gas Distribution
Gas mains, services and other	3.0%	8,819	8,427
Land and right-of-way	1.0%	85	84
Under construction	-	902	352
		9,806	8,863
Accumulated depreciation		(2,379)	(2,256)
		7,427	6,607
Gas Pipelines, Processing and Energy Services1
Pipeline	4.2%	777	633
Wind turbines, solar panels and other	4.7%	2,162	2,371
Power transmission	1.8%	387	397
Canadian Midstream gas gathering and processing	2.9%	789	778
Land and right-of-way	3.2%	58	28
Under construction	-	933	1,172
		5,106	5,379
Accumulated depreciation		(643)	(454)
		4,463	4,925
Sponsored Investments1
Pipeline	2.6%	27,317	11,564
Pumping equipment, buildings, tanks and other	3.1%	17,008	7,806
Wind turbines, solar panels and other	4.0%	2,582	1,549
Land and right-of-way	2.5%	1,660	1,040
Under construction	-	5,330	2,126
		53,897	24,085
Accumulated depreciation		(9,087)	(3,903)
		44,810	20,182
Corporate
Other	6.8%	184	80
Under construction	-	5	69
		189	149
Accumulated depreciation		(57)	(49)
		132	100
		64,434	53,830
1

Effective September 1, 2015, Enbridge transferred its Canadian Liquids Pipelines business and certain Canadian renewable energy assets to the Fund Group within the Sponsored Investments segment as described under the Canadian Restructuring Plan (Note 1). Liquids Pipelines Property, plant and equipment of $15,635 million and Gas Pipelines, Processing and Energy Services Property, plant and equipment of $995 million as at December 31, 2014 have not been reclassified into the Sponsored Investments segment for presentation purposes.

2

In July 2014, $62 million of Property, plant and equipment was disposed as part of the sale of a 35% equity interest in the Southern Access Extension Project. The remaining balance of $136 million in Property, plant and equipment was reclassified to Long-term investments (Note 11).

Depreciation expense for the year ended December 31, 2015 was $1,852 million (2014 - $1,461 million; 2013 - $1,282 million).

SPONSORED INVESTMENTS

Impairment

The Company recorded impairment charges of $96 million, of which $80 million related to EEP’s Berthold rail facility due to contracts that have not been renewed beyond 2016. The remaining $16 million in impairment charges relate to EEP’s non-core Louisiana propylene pipeline asset following finalization of a contract restructuring with the primary customer.

The impairment charges were based on the amount by which the carrying values of the assets exceeded fair value, determined using expected discounted future cash flows, and were presented within Operating and administrative expense on the Consolidated Statements of Earnings.

DISCONTINUED OPERATIONS

In March 2014, the Company completed the sale of certain of its Offshore assets located within the Stingray corridor to an unrelated third party for cash proceeds of $11 million (US$10 million), subject to working capital adjustments. The gain of $70 million (US$63 million), which resulted from the cash proceeds and the disposition of net liabilities held for sale of $59 million (US$53 million), is presented as Earnings from discontinued operations. The results of operations, including revenues of $4 million and $26 million and related cash flows, have also been presented as discontinued operations for the years ended December 31, 2014 and 2013, respectively. These amounts are included within the Gas Pipelines, Processing and Energy Services segment.